Prospectus Supplement

March 1, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated March 1, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

Global Strategist Portfolio (Class I) (the "Fund")

Effective March 1, 2019, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to the Fund. Accordingly, effective March 1, 2019, the Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Limited.

The following is hereby added as the second subsection of the section of the Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Please retain this supplement for future reference.

Prospectus Supplement

March 1, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated March 1, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

Global Strategist Portfolio (Class II) (the "Fund")

Effective March 1, 2019, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to the Fund. Accordingly, effective March 1, 2019, the Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Limited.

The following is hereby added as the second subsection of the section of the Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

March 1, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated March 1, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2018

Global Strategist Portfolio
(the "Fund")

Effective March 1, 2019, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to the Fund. Accordingly, effective March 1, 2019, the Statement of Additional Information is hereby amended as follows:

The first paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies" is hereby deleted and replaced with the following:

This SAI provides additional information about the investment policies and operations of the Company and each of its Funds. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") serve as investment sub-advisers to the Global Infrastructure and Global Real Estate Portfolios, MSIM Company serves as investment sub-adviser to the Emerging Markets Equity Portfolio and MSIM Limited serves as investment sub-adviser to the Global Franchise and Global Strategist Portfolios (MSIM Limited and MSIM Company are each referred to individually as the "Sub-Adviser" and collectively as the "Sub-Advisers"). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under the Adviser's supervision.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Sub-Advisers" is hereby deleted and replaced with the following:

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England, and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley and provide the Funds listed below with investment advisory services subject to the overall supervision of the Adviser and the Funds' officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Funds. The chart below identifies the Fund(s) for which each Sub-Adviser provides investment advisory services.

Sub-Adviser	Fund(s)
MSIM Limited	Global Franchise, Global Infrastructure, Global Real Estate and Global Strategist
MSIM Company	Emerging Markets Equity, Global Infrastructure and Global Real Estate

Please retain this supplement for future reference.